CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Cash and cash equivalents
- Cash on hand	70	74	11
- Cash at bank	56,510	58,285	9,171

Cash and cash equivalents	56,580	58,359	9,182

Schedule of carrying amount of cash and cash equivalents

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

CNY	52,409	37,333	5,874
US$	3,944	20,011	3,148
HK$	227	1,015	160

	56,580	58,359	9,182